Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Cash and cash equivalents	$ 83,107	$ 128,126
Other assets	4,242	4,535
Total assets	1,503,412	1,352,135
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Other liabilities	28,060	26,002
Total liabilities	1,353,084	1,208,128
Shareholders' Equity [Abstract]
Total shareholders' equity	150,328	144,007	$ 132,819
Total liabilities and shareholders' equity	1,503,412	1,352,135
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	2,741	6,248
Investment in subsidiaries	156,348	148,597
Notes receivable - subsidiaries	2,251	2,683
Other assets	270	293
Total assets	161,610	157,821
Liabilities [Abstract]
Notes payable	2,501	2,394
Subordinated debentures	8,500	8,500
Other liabilities	281	2,920
Total liabilities	11,282	13,814
Shareholders' Equity [Abstract]
Total shareholders' equity	150,328	144,007
Total liabilities and shareholders' equity	$ 161,610	$ 157,821
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]